CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 203,347	$ (2,173,903)	$ (7,961,649)	$ 820,786
Adjustments to Reconcile Net Loss to Net Cash Used In Operating Activities:
Depreciation and amortization expense	93,042	80,318	352,422	274,062
Amortization of right-of-use assets	19,580	26,755	97,270	123,533
Amortization of debt discounts and accretion of debt	260,527	50,109	757,021	34,105
Bad debt expense			1,087,339	96,237
Write-off of investment			211,047
Lease expense	54,124	64,543	260,663	188,400
Interest on finance leases			11,576	13,759
Stock-based compensation		1,189,450	5,904,000	0
Deferred income taxes	62,594	(329,586)	(714,108)	(178,430)
Gain on extinguishment of debt	1,004,124	445,636	(606,667)	(942,029)
Change in fair value of the derivative liability	15,001	61,373	(193,513)	4,158
(Gain) loss on change in fair value of equity investments			(2,541)	34,443
Changes in Assets and Liabilities:
Accounts receivable	(226,934)	(729,802)	(6,256,072)	(14,514,183)
Accounts receivable - related party	10,967	(197,334)	463,504	(1,299,818)
Inventory	934,400	246,664	(89,582)	393,154
Prepaid expenses and other current assets	(141,119)	1,088,881	(3,109,941)	(3,332,839)
Prepaid expenses and other current assets - related party			(55,657)	2,800,862
Loan receivable			(2,663,676)	0
Other assets		(157,915)	23,294	(131,700)
Net income (loss)	203,347	(2,173,903)	(7,961,649)	820,786
Accounts payable and accrued expenses	300,913	847,525	3,199,770	3,448,613
Accounts payable and accrued expenses - related party			624,349	(240,189)
Accrued interest	20,356	438,149	292,392	654,297
Lease liabilities	(54,241)	(36,772)	(231,900)	(217,210)
Taxes payable	(107,462)		622,047	584,507
Other current liabilities	(23,438)	122,081	1,005,685	(56,776)
Other liabilities	(17,911)	(20,958)	(124,247)	(59,460)
Interest on finance leases	3,507	4,453	11,576	13,759
NET CASH USED IN OPERATING ACTIVITIES	(2,337,276)	(665,339)	(7,097,174)	(11,501,718)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from loan receivable	91,661		63,699	0
Purchase of property and equipment	(4,438)	(2,310)	(581,398)	(117,744)
Gain on extinguishment of debt	1,004,124	445,636	(606,667)	(942,029)
Purchase of licenses			(309,118)	0
Change in fair value of the derivative liability	(15,001)	(61,373)	193,513	(4,158)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	87,223	(2,310)	(826,817)	(117,744)
(Gain) loss on change in fair value of equity investments	(1,678)	440
CASH FLOWS FROM FINANCING ACTIVITIES:
Payment of convertible note payable		(180,000)	(907,000)	(593,000)
Accounts receivable	226,934	729,802	6,256,072	14,514,183
Proceeds from convertible note payable		100,000	600,000	497,000
Accounts receivable - related party	10,967	(197,334)	463,504	(1,299,818)
Payment of related party loan	(22,432)	(65,761)		(996,136)
Inventory	934,400	246,664	(89,582)	393,154
Payment of note payable	(2,263,471)		(512,561)	(5,230,725)
Prepaid expenses and other assets	(141,119)	1,088,881	(3,109,941)	(3,332,839)
Prepaid expenses and other current assets - related party	(1,183,403)	(196,436)
Proceeds from note payable			591,500	16,556,710
Payment of related party loan			(139,594)	(149,695)
Other assets		(157,915)	23,294	(131,700)
Proceeds from related party loan	460,034	398,457	7,424,164	721,723
Payment of lines of credit	(6,244,162)	(6,219,899)	(24,006,784)	(18,428,823)
Accounts payable and accrued expenses - related party	(370,694)	25,996
Proceeds from lines of credit	5,779,114	6,123,067	24,437,020	20,369,291
Payments of finance lease liability	(22,622)	(25,746)	(92,105)	(85,804)
Purchase of treasury stock			(376,863)	(200,000)
Proceeds from sale of treasury stock			250,000	0
NET CASH PROVIDED BY FINANCING ACTIVITIES	2,914,441	380,118	7,267,777	12,460,541
Effect of exchange rate changes on cash			314,306	(251,221)
NET CASH USED IN OPERATING ACTIVITIES	(2,337,276)	(665,339)	(7,097,174)	(11,501,718)
NET CHANGE IN CASH	723,940	(196,588)	(341,908)	589,858
CASH AT BEGINNING OF PERIOD	286,487	628,395	628,395	38,537
CASH AT END OF PERIOD	1,010,427	431,807	286,487	628,395
Supplemental Disclosure of Cash Flow Information
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	87,223	(2,310)	(826,817)	(117,744)
Cash paid during the period:
Interest	281,889	208,565	2,059,305	955,376
Income tax			0	14,127
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Cancellation of treasury shares			171,360	0
Discounts related to beneficial conversion features of convertible debentures			294,000	0
Conversion of convertible notes payable to common stock			649,711	0
Conversion of notes payable to common stock			3,878,480	807,795
Conversion of loans payable related party to common stock			6,600,000	0
Conversion of derivative liability to additional paid-in capital			284,169	0
Deemed dividend on warrants upon conversion of convertible debt			7,633,033	0
Proceeds from issuance of Series A Preferred Stock	5,452,300
Financing fees	(224,320)
Proceeds from sale of treasury stock		250,000
NET CASH PROVIDED BY FINANCING ACTIVITIES	2,914,441	380,118	7,267,777	12,460,541
Effect of exchange rate changes on cash	59,552	90,943
NET CHANGE IN CASH	723,940	(196,588)	$ (341,908)	$ 589,858
Conversion of notes payable to common stock	$ 973,420	$ 2,564,364
Deemed dividend on warrants upon issuance of Series A preferred stock	5,788,493